Segment and Geographic Information (AIC) - Schedule of Percentage of Revenues (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Percentage of Revenues [Line Items]
Total revenue, Percentage	31.00%	30.00%	20.00%
Customer A [Member] | Trade Receivables [Member]
Schedule of Percentage of Revenues [Line Items]
Total revenue, Percentage	25.00%	14.00%
Customer B [Member] | Trade Receivables [Member]
Schedule of Percentage of Revenues [Line Items]
Total revenue, Percentage	12.00%	15.00%
Customer C [Member] | Trade Receivables [Member]
Schedule of Percentage of Revenues [Line Items]
Total revenue, Percentage	6.00%	12.00%